Investment in Associates and Joint Operations - Associate (Details) $ in Thousands				12 Months Ended
	Dec. 31, 2023 USD ($) m³	Dec. 31, 2022 USD ($)	Feb. 09, 2017	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Rollforward of investment in associate
Share of profit of associates				$ 2,190	$ 4,562	$ 1,969
Associates
Rollforward of investment in associate
Beginning balance				28,823	23,508
Additions				13,493	753
Share of profit of associates				2,190	4,562
Dividend declared				(1,425)
Ending balance	$ 43,081	$ 28,823		43,081	$ 28,823	$ 23,508
Egypt LNG Shipping Ltd / Associate
Interest in Associate
Equity interest in associate (as a percent)	25.00%	25.00%
Cargo capacity (in cbm) | m³	145,000
Gastrade
Interest in Associate
Equity interest in associate (as a percent)	20.00%	20.00%	20.00%
Rollforward of investment in associate
Capital contribution				3,871
Subordinated loan made				$ 9,047